INTANGIBLE ASSETS AND GOODWILL, NET, Reconciliation of Changes in Goodwill (Details) S/ in Thousands, $ in Millions, $ in Millions	Dec. 31, 2023 PEN (S/)	Dec. 31, 2023 COP ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 PEN (S/)
Goodwill [Abstract]
Goodwill	S/ 798,482	$ 513,458	$ 132.5	S/ 772,213
Mibanco - Edyficar Peru [Member]
Goodwill [Abstract]
Goodwill	273,694			273,694
Prima AFP - AFP Union Vida [Member]
Goodwill [Abstract]
Goodwill	124,641			124,641
Credicorp Capital Colombia S.A [Member]
Goodwill [Abstract]
Goodwill	111,799			92,188
Banco de Credito del Peru [Member]
Goodwill [Abstract]
Goodwill	52,359			52,359
Mibanco Colombia [Member]
Goodwill [Abstract]
Goodwill	49,629			99,979
Pacifico Seguros [Member]
Goodwill [Abstract]
Goodwill	36,354			36,354
Joinnus S.A.C. [Member]
Goodwill [Abstract]
Goodwill	35,700			0
Atlantic Security Holding Corporation [Member]
Goodwill [Abstract]
Goodwill	29,795			29,795
Tenpo SpA [Member]
Goodwill [Abstract]
Goodwill	22,697			23,441
Monokera S.A.S [Member]
Goodwill [Abstract]
Goodwill	22,656			0
Wally POS S.A.C [Member]
Goodwill [Abstract]
Goodwill	21,046			24,214
Tenpo Technologie SpA [Member]
Goodwill [Abstract]
Goodwill	11,719			13,155
Sami Shop S.A.C [Member]
Goodwill [Abstract]
Goodwill	4,000			0
Compania Incubadora De Soluciones Moviles SA- Culqi [Member]
Goodwill [Abstract]
Goodwill	2,297			2,297
Crediseguro Seguros Personales [Member]
Goodwill [Abstract]
Goodwill	S/ 96			S/ 96